DESCRIPTION OF THE BUSINESS (Details) Asset in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) Asset shares	Dec. 31, 2021 Asset
Number of visual assets available | Asset	495	477
Getty Images Holdings, Inc
Gross proceeds from issuance | $	$ 865
Amount in trust account | $	$ 5
Stock issuable upon occurrence of the applicable vesting events | shares	65,000,000
Getty Images Holdings, Inc | Class A
Number of shares issued during the period | shares	66,000,000
Gross proceeds from issuance | $	$ 660
Getty Images Holdings, Inc | Class A Common Shares and Forward Purchase Warrants
Number of shares issued during the period | shares	20,000,000
Number of warrants issued during the period | shares	3,750,000
Gross proceeds from issuance | $	$ 200